Significant Accounting Policies and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies and Basis of Preparation
Summary of material subsidiaries that have been consolidated for all dates presented within these financial statements

Subsidiary	Ownership	Location	Asset Held
Cobalt Projects International Corp.	100%	Canada	Ontario Properties
Cobalt Industries of Canada Corp.	100%	Canada	Ontario Properties
Cobalt Camp Refinery Ltd.	100%	Canada	Refinery
Cobalt Camp Ontario Holdings Corp.	100%	Canada	Ontario Properties
Idaho Cobalt Company	100%	United States	Idaho Properties
Scientific Metals (Delaware) Corp.	100%	United States	Idaho Properties

Summary of classification of financial instruments

The Company had made the following classification of its financial instruments:

Financial assets or liabilities	Measurement Category
Cash and cash equivalents	Amortized Cost
Restricted cash	Amortized Cost
Receivables	Amortized Cost
Marketable securities	FVTPL
Account payable and Accrued liabilities	Amortized Cost
Convertible notes payable	Amortized Cost
Long-term government loan payable	Amortized Cost
Financial derivative liabilities	FVTPL